SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SEGMENT INFORMATION
Reconciliation of net loss under segment reporting

	Three Months Ended March 31,
	2026	2025
Operating expenses
Reimbursement from JDAs and others	$3,410	$34
Payroll expense	(5,860)	(8,133)
Occupancy expense	(859)	(1,497)
Professional service expense	(916)	(606)
Research and development expense	(933)	(537)
Depreciation expense	(882)	(1,984)
Other operating expense	(451)	(399)
Loss from operations	$(6,491)	$(13,122)
Total other income (expense), net	(2,084)	252
Net loss	$(8,575)	$(12,870)

	Year Ended December 31,
	2025	2024
Operating expenses
Reimbursement from JDAs and others	$1,686	$3,570
Payroll expense	(26,375)	(35,638)
Occupancy expense	(6,292)	(7,124)
Professional service expense	(4,146)	(3,671)
Research and development expense	(3,646)	(2,990)
Depreciation expense	(6,067)	(8,302)
Loss on impairment and lease termination	(17,063)	—
Other operating expense	(1,685)	(2,365)
Loss from operations	$(63,588)	$(56,520)
Total other income (expense), net	(10,257)	2,176
Net loss	$(73,845)	$(54,344)

Schedule of long-lived assets and capital expenditure by geographical location

	As of December 31, 2025
Long-Lived Asset Type	South Korea	United States
Leasehold improvements	$—	$10,680
Machinery and equipment	10,609	5,706
Furniture and fixtures	94	325
Computer and software	86	130
Buildings	1,227	—
Building Fixtures	1,206	—
Land	3,382	—
Construction in progress (advances on property and equipment)	—	632
Accumulated depreciation	(4,589)	(8,212)
Net property, plant and equipment	$12,015	$9,261
Operating lease right-of-use assets	—	7,576
Total Long-Lived Assets	$12,015	$16,837

	As of December 31, 2024
Long-Lived Asset Type	South Korea	United States
Leasehold improvements	$—	$32,427
Machinery and equipment	9,934	12,271
Furniture and fixtures	90	325
Computer and software	72	131
Buildings	1,205	—
Building Fixtures	1,143	—
Land	3,320	—
Construction in progress (advances on property and equipment)	—	1,627
Accumulated depreciation	(2,448)	(12,407)
Net property, plant and equipment	$13,316	$34,374
Operating lease right-of-use assets	—	8,769
Finance lease right-of-use assets	—	6,767
Total Long-Lived Assets	$13,316	$49,910

	Year Ended December 31, 2025
	South Korea	United States	Total
Capital Expenditures, net
Property and equipment expenditures	$118	$931	$1,049
Advances on property and equipment	—	45	45
Proceeds from disposal of property and equipment from lease termination	—	(2,400)	(2,400)
Proceeds from disposal of property and equipment	—	(20)	(20)
Total Capital Expenditures, net	$118	$(1,444)	$(1,326)

	Year Ended December 31, 2024
	South Korea	United States	Total
Capital Expenditures, net
Property and equipment expenditures	$68	$955	$1,023
Advances on property and equipment	—	960	960
Proceeds from disposal of property and equipment	—	(106)	(106)
Total Capital Expenditures, net	$68	$1,809	$1,877